SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Narrative) (Details) - Mnombo Wethu Consultants (Pty) Limited [Member]		12 Months Ended
	Nov. 06, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2012
Statement [Line Items]
Proportion of ownership interest	49.90%	49.90%	49.90%	49.90%
Proportion of ownership and voting rights held by non-controlling interests		50.10%	50.10%